Segment reporting	6 Months Ended
Mar. 31, 2022
Segment reporting
Segment reporting

Note 14 — Segment reporting

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company currently has three main products from which revenue is earned and expenses are incurred: Shiitake Mushroom, Mu Er Mushroom and other edible fungi and other agricultural products. The operations of these product categories have similar economic characteristics. In particular, the Company uses the same or similar production processes; sells to the same or similar type of customers and uses the same or similar methods to distribute these products. The resources required by these products share high similarity. Switching cost between different products is minimal. Production is primarily determined by sales orders received and market trend. Therefore, management, including the chief operating decision maker, primarily relies on the revenue data of different products in allocating resources and assessing performance. Based on management’s assessment, the Company has determined that it has only one operating segment and therefore one reportable segment as defined by ASC.

Note 14 — Segment reporting (continued)

The following table presents revenue by major product categories (from third parties and related party) from the Company’s continuing operations for the six months ended March 31, 2022 and 2021, respectively:

	For the six	For the six
	months ended	months ended
	March 31, 2022	March 31, 2021
	(unaudited)	(unaudited)
Shiitake	$10,009,944	$9,413,658
Mu Er	10,854,307	7,203,277
Cotton	10,283,106	—
Corn	10,209,876	—
Other edible fungi and other agricultural products	778,482	343,051
Total	$42,135,715	$16,959,986

All of the Company’s long-lived assets are located in PRC. As the Company generates all of its revenue in PRC, no geographical segments are presented.